Bank Borrowings (Details) - Schedule of banking facilities and aggregate carrying amount - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of banking facilities and aggregate carrying amount [Abstract]
Buildings	$ 31,055	$ 31,361	$ 22,732
Machinery and equipment	6,559	7,376	19,297
Land use rights	4,466	4,470	2,789
Total	$ 42,080	$ 43,207	$ 44,818